Shareholder Report, Holdings (Details) - C000084903	Jun. 30, 2026
67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	15.50%
46120E602 | Intuitive Surgical, Inc.
Holdings [Line Items]
Percent of Net Asset Value	11.90%
57636Q104 | Mastercard, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	11.40%
31846V328 | First American Treasury Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	8.10%
037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.00%
N07059210 | ASML Holding N.V. - ADR
Holdings [Line Items]
Percent of Net Asset Value	5.00%
501147102 | Krystal Biotech, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.70%
45168D104 | IDEXX Laboratories, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Technology00724F101
Holdings [Line Items]
Percent of Total Investments	91.40%
Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	8.60%
Health CareABIOM1783
Holdings [Line Items]
Percent of Total Investments	0.00%
Communications
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	22.70%
Technology
Holdings [Line Items]
Percent of Net Asset Value	54.30%